Other commitments, contingent liabilities and contingent assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Wells	Dec. 31, 2011	Dec. 31, 2019 USD ($)
Disclosure of other provisions and other liabilities [line items]
Contractual commitments	$ 5,849,000
Trade, other payables and provisions	$ 10,510,000		$ 10,450,000
Wells committed to drill [member]
Disclosure of other provisions and other liabilities [line items]
Number of wells, committed to drill | Wells	26
Average ownership interest in wells committed to drill	37.00%
Provisions, net of tax	$ 323,000
Various long term agreements [Member] | Maximum [member]
Disclosure of other provisions and other liabilities [line items]
Contract Term	2044
Leases Agreements [Member]
Disclosure of other provisions and other liabilities [line items]
Provisions, net of tax	$ 2,222,000
Agbami redetermination [member]
Disclosure of other provisions and other liabilities [line items]
Trade, other payables and provisions	872,000
Guarantees [member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure	316,000
Mineral rights dispute along the Missouri riverbank [member] | Maximum [member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure	91,000
Claim from Petrofac [member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure	$ 163,000
Percentage Share of Contingent Liability	31.85%
Claim from Petrofac [member] | Petrofac International (UAE) LLC [Member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure	$ 533,000
Dispute with Brazilian tax authorities [member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure	111,000
Dispute with Brazilian tax authorities [member] | Portion of Peregrino field, divestiture [Member]
Disclosure of other provisions and other liabilities [line items]
Proportion of ownership interest divested		40.00%
ICMS indirect tax [member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure	$ 647,000
Indirect tax rate	18.00%
KKD oil sands partnership [Member]
Disclosure of other provisions and other liabilities [line items]
Provisions, net of tax	$ 0
Proportion of ownership interest divested	40.00%
KKD oil sands partnership [Member] | Maximum [member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure	$ 396,000
Capital structure of the subsidiary [Member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure	188,000
Research & Development cost [Member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure	220,000
Internal pricing of certain products of natural gas liquids [Member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure	100,000
Price review arbitration [member]
Disclosure of other provisions and other liabilities [line items]
Reduction in exposure	(1,300,000)
Price review related income before tax	150,000
Price review related income after tax	$ 30,000